Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	6 Months Ended		12 Months Ended
	May 16, 2019	Feb. 25, 2019	May 08, 2017	Mar. 15, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Shareholders' Equity (Textual)
Issuance of ordinary shares, shares		20,858
Issuance of ordinary shares					$ 523	$ 400
Trading description		The Company issued 20,858 Ordinary Shares (equivalent to $62) to officers of the Company related to Bonus payments approved by the Board of Directors and shareholders.
Ordinary shares, shares authorized					6,000,000		6,000,000
Stock option compensation expenses					$ 39	$ 28
Purchase agreement, description	The Company entered into and closed a securities purchase agreement with several Investors for the sale of 400,000 Ordinary Shares at a price of $2.50 per share, resulting in gross proceeds of $1 million and $59 issuance expenses. In addition, the Company issued to the investors 240,000 warrants with an exercise price of $3.30 per Ordinary Share. The warrants shall be exercisable for 3.5 years and shall be subject to a three-year vesting period as follows: one third of the warrants shall vest annually (upon the lapse of 12 months, 24 months and 36 months from issuance), provided that on the applicable vesting date the investor did not sell any of the Ordinary Shares purchased on the private placement. Vesting of all of the warrants shall be accelerated in the event that any one or more shareholders acting together acquire a block of 40% of the Company's issued and outstanding share capital.
Standby Equity Distribution Agreement [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares					67,307
Issuance of ordinary share value					$ 77
Stock Option [Member]
Shareholders' Equity (Textual)
Trading description				From February 19, 2019 until March 15, 2019, a total of 125,195 options were exercised for the amount of $316.
Weighted-average grant-date fair value of options granted						$ 0.93
Unrecognized compensation cost related to non-vested share-based compensation arrangements							$ 372
Options exercised
Ya Global [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares			$ 2,000
Number of ordinary shares issued, shares					158,023		197,025
Number of ordinary shares issued					$ 465		$ 372
Trading description			For each Ordinary Share purchased under the SEDA, YA will pay 93% of the lowest daily VWAP (as defined below) of the Ordinary Shares during the three consecutive trading days, following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $500. "VWAP" is defined as of any date, to be such date's daily dollar volume-weighted average price of the Ordinary Shares as reported by Bloomberg, LP. The Company may terminate the SEDA at any time upon prior notice to YA, as long as there are no advance notices outstanding and the Company has paid to YA all amounts then due.
Issuance expenses							$ 23